Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Schedule of plan assets and benefit obligation activity
Using accrual measurement dates of December 31, 2018 and 2017, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2018	2017
Change in fair value of plan assets
Fair value at beginning of measurement period	$195,735	$167,047
Actual return on plan assets	(8,118)	21,573
Employer contributions	—	15,000
Benefits paid	(10,540)	(7,885)
Fair value at end of measurement period	$177,077	$195,735
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$138,698	$114,455
Service cost	6,547	5,270
Interest cost	5,236	5,085
Actuarial (gain) loss	(16,413)	21,773
Benefits paid	(10,540)	(7,885)
Projected benefit obligation at the end of measurement period	$123,528	$138,698
Funded status at end of year (fair value of plan assets less benefit obligation)	$53,549	$57,037

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2018	2017
Equity securities	50% - 100%	82%	79%
Fixed income and cash equivalents	remaining balance	18%	21%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Discount rate	4.60%	3.89%	4.58%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	4.00%	4.00%
Ages 50 and over	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2019	$8,428
2020	8,733
2021	9,787
2022	10,324
2023	9,698
2024-2028	51,726
Total	$98,696

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2018 and 2017.

(In thousands)	2018	2017
Prior service cost	$—	$—
Net actuarial loss	(37,560)	(33,799)
Total	(37,560)	(33,799)
Deferred taxes	7,888	7,098
Disparate tax effect (1)	—	3,175
Accumulated other comprehensive loss	$(29,672)	$(23,526)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using actuarial measurement dates of December 31 for 2018, 2017 and 2016, components of net periodic benefit income and other amounts recognized in other comprehensive income were as follows:

(In thousands)	2018	2017	2016	Affected Line Item in the Consolidated Statements of Income
Components of net periodic benefit income and other amounts recognized in other comprehensive income (loss)
Service cost	$(6,547)	$(5,270)	$(5,055)	Employee benefits
Interest cost	(5,236)	(5,085)	(4,869)	Other components of net periodic benefit income
Expected return on plan assets	13,417	11,455	10,950	Other components of net periodic benefit income
Recognized net actuarial loss	(1,361)	(576)	(773)	Other components of net periodic benefit income
Net periodic benefit income	$273	$524	$253
Net (loss) gain	$(5,122)	$(11,698)	$168
Amortization of net loss	1,361	576	773
Total recognized in other comprehensive income (loss)	(3,761)	(11,122)	941
Total recognized in net benefit income and other comprehensive income (loss)	$(3,488)	$(10,598)	$1,194

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit income for the years ended December 31, 2018, 2017 and 2016 are listed below:

	2018	2017	2016
Discount rate	3.89%	4.58%	4.88%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	4.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.00%	7.00%	7.25%